GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 95.2%
China – 90.9%
97,016 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care
Equipment & Services) $ 173,151
244,076 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 2,189,112
16,137 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 272,382
17,600 Anker Innovations Technology
Co. Ltd., Class A (Technology
Hardware & Equipment) 167,803
65,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 550,318
44,600 Baidu, Inc., Class A (Media &
Entertainment)* 577,446
80,641 Bank of Ningbo Co. Ltd., Class
A (Banks) 241,731
10,000 BYD Co. Ltd., Class A
(Automobiles & Components) 238,131
21,500 BYD Co. Ltd., Class H
(Automobiles & Components) 481,389
176,900 China Merchants Bank Co. Ltd.,
Class A (Banks) 756,981
120,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 439,269
1,382,000 China Petroleum & Chemical
Corp., Class H (Energy) 718,921
39,400 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 286,827
310,700 China Yangtze Power Co. Ltd.,
Class A (Utilities) 1,055,225
351,000 CITIC Securities Co. Ltd., Class
H (Financial Services) 685,055
34,636 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 730,960
184,991 East Money Information
Co. Ltd., Class A (Financial
Services) 321,481
115,980 Fuyao Glass Industry Group Co.
Ltd., Class A (Automobiles &
Components) 614,737
24,400 H World Group Ltd. (Consumer
Services) 76,480
4,088 H World Group Ltd. ADR
(Consumer Services) 129,876
150,000 Haidilao International Holding
Ltd. (Consumer Services)
(a)
236,328
115,700 Hualan Biological Engineering,
Inc., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 283,337
95,700 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A (Food,
Beverage & Tobacco) 360,936
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
45,000 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
$ 181,301
287,800 Jiangsu Expressway Co. Ltd.,
Class A (Transportation) 455,548
12,975 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 183,856
148,000 Kingdee International Software
Group Co. Ltd. (Software &
Services)* 143,066
8,119 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 1,814,748
26,300 Li Auto, Inc., Class A
(Automobiles & Components)* 363,543
44,774 Luxshare Precision Industry
Co. Ltd., Class A (Technology
Hardware & Equipment) 158,555
18,490 Meituan, Class B (Consumer
Services)*
(a)
148,719
86,900 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 704,269
52,924 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 331,071
210,336 NARI Technology Co. Ltd.,
Class A (Capital Goods) 614,370
27,785 NetEase, Inc. (Media &
Entertainment) 540,088
47,650 Ningbo Tuopu Group Co.
Ltd., Class A (Automobiles &
Components) 323,280
5,381 PDD Holdings, Inc. ADR
(Consumer Discretionary
Distribution & Retail)* 682,687
652,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 811,000
112,800 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) 637,297
103,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 432,965
1,416,955 Postal Savings Bank of China
Co. Ltd., Class A (Banks) 933,536
31,550 SG Micro Corp., Class
A (Semiconductors &
Semiconductor Equipment) 272,744
47,178 Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 367,437
12,500 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 467,319
25,200 Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 177,449
363,800 Sinotrans Ltd., Class A
(Transportation) 278,965

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
24,712 Sungrow Power Supply Co.
Ltd., Class A (Capital Goods) $ 269,499
36,400 Sunny Optical Technology
Group Co. Ltd. (Technology
Hardware & Equipment) 223,729
33,850 Sunresin New Materials Co.
Ltd., Class A (Materials) 207,757
88,800 Tencent Holdings Ltd. (Media
& Entertainment) 3,082,365
20,350 Trip.com Group Ltd. (Consumer
Services)* 740,728
58,000 Tsingtao Brewery Co. Ltd.,
Class H (Food, Beverage &
Tobacco) 330,990
104,200 Venustech Group, Inc., Class A
(Software & Services) 268,162
25,098 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 244,234
324,698 Weichai Power Co. Ltd., Class
A (Capital Goods) 666,341
110,966 Wens Foodstuffs Group Co.
Ltd., Class A (Food, Beverage &
Tobacco) 290,013
32,239 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment) 387,347
58,528 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
404,955
153,600 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
242,001
94,777 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 346,796
53,128 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer Staples
Distribution & Retail) 280,418
283,670 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 424,002
101,119 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Capital Goods) 295,401
30,700 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 437,244
520,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 771,609
32,525,280
Hong Kong – 2.3%
33,800 AIA Group Ltd. (Insurance) 265,074
3,801 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 115,242
265,500 Sino Biopharmaceutical
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 95,802
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
164,000 Sino Land Co. Ltd. (Real Estate
Management & Development) $ 171,308
16,000 Techtronic Industries Co. Ltd.
(Capital Goods) 169,938
817,364
Taiwan – 2.0%
37,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 236,478
20,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 478,748
715,226
TOTAL COMMON STOCKS
(Cost $36,844,138)
34,057,870
Shares Dividend Rate Value
aa a
Investment Company – 4.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,571,025 5.223% 1,571,025
(Cost $1,571,025)
TOTAL INVESTMENTS – 99.6%
(Cost $38,415,163)
$ 35,628,895
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.4%
135,307
NET ASSETS – 100.0%
$ 35,764,202
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
Sector Name
% of
Market
Value
Consumer Discretionary 21.0%
Financials 15.8
Communication Services 11.8
Industrials 11.3
Information Technology 10.2
Consumer Staples 8.6
Health Care 5.3
Materials 4.6
Investment Company 4.4
Energy 3.0
Utilities 3.0
Real Estate 1.0
TOTAL INVESTMENTS
100.0%

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 100.6%
Brazil – 8.5%
32,800 Caixa Seguridade Participacoes
SA (Insurance) $ 93,546
15,500 Fleury SA (Health Care
Equipment & Services) 50,901
119 MercadoLibre , Inc. (Consumer
Discretionary Distribution &
Retail)* 203,705
7,245 NU Holdings Ltd., Class A
(Banks)* 62,379
15,300 Odontoprev SA (Health Care
Equipment & Services) 37,305
4,800 PRIO SA (Energy) 42,561
11,400 Rumo SA (Transportation) 53,061
6,500 Sao Martinho SA (Food,
Beverage & Tobacco) 36,984
31,000 Sendas Distribuidora SA
(Consumer Staples Distribution
& Retail) 85,472
23,900 TIM SA (Telecommunication
Services) 83,648
13,600 TOTVS SA (Software &
Services) 86,524
5,900 Vivara Participacoes SA
(Consumer Durables & Apparel) 40,251
876,337
Egypt – 0.2%
19,343 Commercial International Bank
- Egypt (CIB), GDR (Banks) 22,825
Greece – 2.4%
3,001 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 84,323
21,994 National Bank of Greece SA
(Banks)* 167,222
251,545
India – 26.6%
1,143 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 60,974
1,420 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 108,579
11,832 Axis Bank Ltd. (Banks) 152,128
762 Bajaj Finance Ltd. (Financial
Services) 63,072
10,063 Bharti Airtel Ltd.
(Telecommunication Services) 141,954
7,741 CMS Info Systems Ltd.
(Commercial & Professional
Services) 35,860
1,218 Coforge Ltd. (Software &
Services) 91,563
1,641 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 57,323
462 Craftsman Automation Ltd.
(Capital Goods) 24,343
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
11,301 Crompton Greaves Consumer
Electricals Ltd. (Consumer
Durables & Apparel) $ 41,268
4,351 Five-Star Business Finance Ltd.
(Financial Services)* 39,968
7,032 Godrej Consumer Products
Ltd. (Household & Personal
Products) 98,610
3,017 Godrej Properties Ltd.
(Real Estate Management &
Development)* 86,199
5,918 Gokaldas Exports Ltd.
(Consumer Durables & Apparel) 66,181
15,691 Hindalco Industries Ltd.
(Materials) 109,281
3,306 Home First Finance Co. India
Ltd. (Financial Services)
(a)
39,195
21,900 ICICI Bank Ltd. (Banks) 271,235
765 Info Edge India Ltd. (Media &
Entertainment) 46,319
7,718 Infosys Ltd. (Software &
Services) 153,867
17,272 Jio Financial Services Ltd.
(Financial Services)* 51,569
5,803 Kfin Technologies Ltd.
(Financial Services)* 43,466
1,066 Navin Fluorine International
Ltd. (Materials) 43,803
2,968 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment)* 50,040
2,670 Reliance Industries Ltd.
(Energy) 91,732
2,113 Route Mobile Ltd. (Software &
Services) 40,543
3,858 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
65,234
7,747 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
57,662
3,736 Spandana Sphoorty Financial
Ltd. (Financial Services)* 46,881
7,609 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 129,991
5,768 Suven Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 46,724
12,169 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 163,875
986 TeamLease Services Ltd.
(Commercial & Professional
Services)* 33,933
107,191 Zomato Ltd. (Consumer
Services)* 180,096
2,733,468

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – 4.8%
174,700 Bank BTPN Syariah Tbk PT
(Banks) $ 17,603
530,600 Bank Central Asia Tbk PT
(Banks) 321,027
561,200 BFI Finance Indonesia Tbk PT
(Financial Services) 43,210
1,067,100 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 65,595
1,222,000 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)*
(a)
20,754
1,088,600 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 28,969
497,158
Mexico – 5.5%
27,699 Alsea SAB de CV (Consumer
Services)* 108,244
9,427 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 107,111
34,500 Bolsa Mexicana de Valores SAB
de CV (Financial Services) 69,896
12,300 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 125,105
17,739 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 73,104
20,400 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 84,283
567,743
Peru – 0.7%
456 Credicorp Ltd. (Banks) 67,684
Philippines – 1.9%
25,830 BDO Unibank , Inc. (Banks) 66,494
11,580 Jollibee Foods Corp. (Consumer
Services) 52,248
462,300 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
72,349
191,091
Poland – 0.9%
832 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
89,796
Romania – 0.7%
2,729 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities)* 73,782
Saudi Arabia – 4.1%
7,139 Alinma Bank (Banks) 78,631
2,194 Co. for Cooperative Insurance
(The) (Insurance) 71,683
2,400 Etihad Etisalat Co.
(Telecommunication Services) 33,343
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
19,175 Saudi Arabian Oil Co.
(Energy)
(a)
$ 156,201
7,294 Saudi National Bank (The)
(Banks) 78,772
418,630
Singapore – 0.2%
26,100 Nanofilm Technologies
International Ltd. (Materials) 13,315
1,383 TDCX, Inc. ADR (Commercial
& Professional Services)* 8,671
21,986
Slovenia – 0.9%
4,779 Nova Ljubljanska Banka dd ,
GDR (Banks) 94,571
South Africa – 2.0%
7,115 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 114,364
6,930 JSE Ltd. (Financial Services) 32,136
82,190 Old Mutual Ltd. (Insurance) 54,696
201,196
South Korea – 15.5%
431 F&F Co. Ltd. (Consumer
Durables & Apparel)* 22,889
376 Hyundai Mobis Co. Ltd.
(Automobiles & Components) 58,939
734 JYP Entertainment Corp.
(Media & Entertainment)* 41,309
1,631 KB Financial Group, Inc.
(Banks) 69,216
1,360 Kia Corp. (Automobiles &
Components)* 104,463
1,382 LG Electronics, Inc. (Consumer
Durables & Apparel) 96,331
515 NAVER Corp. (Media &
Entertainment) 76,798
172 NCSoft Corp. (Media &
Entertainment)* 25,386
798 Orion Corp. (Food, Beverage &
Tobacco) 55,194
108 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
67,983
16,427 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 892,591
291 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 80,759
1,591,858
Taiwan – 21.4%
17,260 Chailease Holding Co. Ltd.
(Financial Services) 95,543
6,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 38,348

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
14,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) $ 125,280
7,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 46,422
2,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 47,875
7,000 MediaTek , Inc. (Semiconductors
& Semiconductor Equipment) 216,003
6,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 64,142
63,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 1,261,166
19,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 106,595
95,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 147,978
3,000 Yageo Corp. (Technology
Hardware & Equipment) 52,767
2,202,119
Thailand – 2.0%
29,400 Airports of Thailand PCL
(Transportation) 49,505
82,300 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 63,794
23,000 PTT Exploration & Production
PCL (Energy) 97,067
210,366
United Arab Emirates – 1.7%
30,755 Abu Dhabi Commercial Bank
PJSC (Banks) 75,361
65,873 ADNOC Drilling Co. PJSC
(Energy) 65,820
63,523 Emirates Central Cooling
Systems Corp. (Utilities) 30,266
171,447
United States – 0.6%
5,100 GCC SAB de CV (Materials) 58,898
TOTAL COMMON STOCKS
(Cost $9,162,712)
10,342,500
Shares Description Rate Value
a
Preferred Stock – 0.9%
Brazil – 0.9%
13,000 Itau Unibanco
Holding SA
(Banks)
(Cost $67,233)
3.83% $ 86,013
Shares Dividend Rate Value
aa a
Investment Company – 1.3%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
135,650 5.223% 135,650
(Cost $135,650)
TOTAL INVESTMENTS – 102.8%
(Cost $9,365,595)
$ 10,564,163
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.8)%
(283,864)
NET ASSETS – 100.0%
$ 10,280,299
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 32.5%
Financials 24.3
Consumer Discretionary 12.4
Consumer Staples 8.6
Health Care 4.8
Communication Services 4.4
Energy 4.3
Industrials 2.5
Materials 2.1
Real Estate 1.8
Investment Company 1.3
Utilities 1.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.7%
Brazil – 6.2%
5,940,479 Caixa Seguridade Participacoes
SA (Insurance) $ 16,942,308
3,222,600 Fleury SA (Health Care
Equipment & Services) 10,582,856
22,715 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 38,883,764
1,712,468 NU Holdings Ltd., Class A
(Banks)* 14,744,349
4,111,400 Odontoprev SA (Health Care
Equipment & Services) 10,024,566
1,001,900 PRIO SA (Energy) 8,883,713
2,566,600 Rumo SA (Transportation) 11,946,108
5,843,500 Sendas Distribuidora SA
(Consumer Staples Distribution
& Retail) 16,111,378
4,072,400 TIM SA (Telecommunication
Services) 14,253,071
2,324,300 TOTVS SA (Software &
Services) 14,787,247
957,400 Vivara Participacoes SA
(Consumer Durables & Apparel) 6,531,592
163,690,952
China – 24.2%
9,314,024 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 83,537,278
2,201,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 18,579,127
1,036,500 BYD Co. Ltd., Class H
(Automobiles & Components) 23,207,417
9,386,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 34,217,418
3,761,780 China Yangtze Power Co. Ltd.,
Class A (Utilities) 12,776,062
689,876 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 14,559,178
3,095,600 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
13,994,942
3,800,797 Hualan Biological Engineering,
Inc., Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 9,307,753
4,777,700 Jiangsu Expressway Co. Ltd.,
Class A (Transportation) 7,562,449
1,177,413 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 16,683,942
287,651 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 64,295,378
1,398,100 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 11,330,705
3,179,300 NARI Technology Co. Ltd.,
Class A (Capital Goods) 9,286,406
784,900 NetEase, Inc. (Media &
Entertainment) 15,256,973
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
16,372,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) $ 20,364,565
775,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 3,259,848
4,592,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 19,302,671
353,329 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 13,209,390
2,095,300 Shenzhou International Group
Holdings Ltd. (Consumer
Durables & Apparel) 18,659,500
1,319,988 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 16,244,759
1,675,740 Sunresin New Materials Co.
Ltd., Class A (Materials) 10,284,981
3,578,300 Tencent Holdings Ltd. (Media
& Entertainment) 124,207,520
8,775,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 15,491,951
1,127,616 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment) 13,548,133
1,097,500 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
7,593,595
12,140,392 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 18,146,261
3,128,392 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Capital Goods) 9,139,021
955,497 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 13,608,641
637,655,864
Egypt – 0.4%
8,531,781 Commercial International Bank
- Egypt (CIB), GDR (Banks) 10,067,502
Greece – 2.0%
742,787 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 20,870,993
4,314,457 National Bank of Greece SA
(Banks)* 32,803,209
33,510 Sarantis SA (Household &
Personal Products) 317,962
53,992,164
India – 19.2%
218,381 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 11,649,608
287,256 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 21,964,745

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
2,989,931 Axis Bank Ltd. (Banks) $ 38,442,486
151,213 Bajaj Finance Ltd. (Financial
Services) 12,516,131
529,897 Cartrade Tech Ltd. (Consumer
Discretionary Distribution &
Retail)* 4,656,214
283,421 Coforge Ltd. (Software &
Services) 21,306,126
619,236 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 21,630,817
120,956 Craftsman Automation Ltd.
(Capital Goods) 6,373,223
3,338,492 Crompton Greaves Consumer
Electricals Ltd. (Consumer
Durables & Apparel) 12,191,338
1,033,211 Five-Star Business Finance Ltd.
(Financial Services)* 9,490,948
962,240 Godrej Properties Ltd.
(Real Estate Management &
Development)* 27,492,299
4,911,127 ICICI Bank Ltd. (Banks) 60,825,010
226,470 Info Edge India Ltd. (Media &
Entertainment) 13,712,119
1,408,972 Infosys Ltd. (Software &
Services) 28,089,514
4,617,348 Jio Financial Services Ltd.
(Financial Services)* 13,786,066
313,173 Navin Fluorine International
Ltd. (Materials) 12,868,519
590,418 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment)* 9,954,385
645,489 Route Mobile Ltd. (Software &
Services) 12,385,308
1,182,284 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
19,990,916
2,265,012 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
16,858,735
2,013,656 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 34,401,084
2,923,533 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 39,370,081
266,142 TeamLease Services Ltd.
(Commercial & Professional
Services)* 9,159,359
27,908,963 Zomato Ltd. (Consumer
Services)* 46,890,920
506,005,951
Indonesia – 3.8%
34,279,700 Bank BTPN Syariah Tbk PT
(Banks) 3,454,038
79,553,800 Bank Central Asia Tbk PT
(Banks) 48,132,153
152,427,600 BFI Finance Indonesia Tbk PT
(Financial Services) 11,736,346
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
275,570,700 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) $ 16,939,390
399,875,000 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)*
(a)
6,791,286
300,456,400 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 7,995,620
10,087,871 Semen Indonesia Persero Tbk
PT (Materials) 3,961,888
99,010,721
Mexico – 4.1%
4,769,899 Alsea SAB de CV (Consumer
Services)* 18,640,061
2,048,099 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 23,270,850
5,807,000 Banco del Bajio SA (Banks)
(a)
22,092,343
8,732,750 Gentera SAB de CV (Financial
Services) 11,877,737
4,216,249 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 17,375,507
3,517,900 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 14,534,345
107,790,843
Peru – 0.5%
94,175 Credicorp Ltd. (Banks) 13,978,395
Philippines – 1.8%
6,580,820 BDO Unibank, Inc. (Banks) 16,940,934
3,122,160 Jollibee Foods Corp. (Consumer
Services) 14,087,018
110,947,900 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
17,363,016
48,390,968
Poland – 0.8%
183,409 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
19,794,896
Romania – 0.5%
507,589 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities)* 13,723,358
Russia – 0.0%
10,483,256 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(a)(b)
—
2,495,750 Renaissance Insurance Group
JSC (Insurance)
(b)
—
4,327,745 Sberbank of Russia PJSC
(Banks)
(b)
—
—

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – 2.7%
1,244,675 Alinma Bank (Banks) $ 13,709,185
331,245 Co. for Cooperative Insurance
(The) (Insurance) 10,822,447
357,287 Etihad Etisalat Co.
(Telecommunication Services) 4,963,775
3,381,863 Saudi Arabian Oil Co.
(Energy)
(a)
27,548,964
1,271,649 Saudi National Bank (The)
(Banks) 13,733,212
70,777,583
Singapore – 0.3%
7,450,093 Nanofilm Technologies
International Ltd. (Materials) 3,800,564
562,724 TDCX, Inc. ADR (Commercial
& Professional Services)* 3,528,279
7,328,843
Slovenia – 0.9%
1,161,973 Nova Ljubljanska Banka dd,
GDR (Banks) 22,994,056
South Africa – 1.5%
1,204,892 Clicks Group Ltd. (Consumer
Staples Distribution & Retail)
(c)
19,367,082
1,552,394 JSE Ltd. (Financial Services) 7,198,763
21,336,772 Old Mutual Ltd. (Insurance) 14,199,218
40,765,063
South Korea – 11.5%
187,445 JYP Entertainment Corp.
(Media & Entertainment)* 10,549,297
387,258 KB Financial Group, Inc.
(Banks) 16,434,353
389,274 Kia Corp. (Automobiles &
Components)* 29,900,555
271,321 LG Electronics, Inc. (Consumer
Durables & Apparel) 18,912,241
127,317 NAVER Corp. (Media &
Entertainment) 18,985,787
37,299 NCSoft Corp. (Media &
Entertainment)* 5,504,956
162,315 Orion Corp. (Food, Beverage &
Tobacco) 11,226,508
26,638 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
16,767,889
3,018,517 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 164,016,676
39,805 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 11,046,829
303,345,091
Taiwan – 15.7%
3,447,589 Chailease Holding Co. Ltd.
(Financial Services) 19,084,215
1,060,000 Chroma ATE, Inc. (Technology
Hardware & Equipment) 6,774,772
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
2,325,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) $ 20,805,481
465,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 11,130,889
1,318,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 40,670,350
96,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 525,760
1,287,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 13,758,500
13,058,883 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 261,419,249
2,801,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 15,714,398
15,975,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 24,883,604
414,767,218
Thailand – 0.7%
4,159,500 PTT Exploration & Production
PCL (Energy) 17,554,398
United Arab Emirates – 0.8%
8,043,655 Abu Dhabi Commercial Bank
PJSC (Banks) 19,709,741
671,669 Abu Dhabi Islamic Bank PJSC
(Banks) 2,048,134
21,757,875
United States – 1.1%
1,026,472 GCC SAB de CV (Materials) 11,854,390
5,915,400 Samsonite International
SA (Consumer Durables &
Apparel)*
(a)
16,514,190
28,368,580
TOTAL COMMON STOCKS
(Cost $2,364,595,913)
2,601,760,321

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Rate Value
a
Preferred Stock – 0.8%
Brazil – 0.8%
3,241,900 Itau Unibanco
Holding SA
(Banks)
(Cost $17,544,196)
3.83% $ 21,449,516
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
10,272,803 5.223% 10,272,803
(Cost $10,272,803)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,392,412,912)
2,633,482,640
Value
a
Securities Lending Reinvestment Vehicle – 0.5%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
12,758,800 5.223% 12,758,800
(Cost $12,758,800)
TOTAL INVESTMENTS – 100.4%
(Cost $2,405,171,712)
$ 2,646,241,440
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.4)%
(11,246,107)
NET ASSETS – 100.0%
$ 2,634,995,333
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) All or a portion of security is on loan.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 26 .0%
Financials 22 .5
Consumer Discretionary 17 .3
Consumer Staples 8 .5
Communication Services 8 .1
Health Care 4 .7
Industrials 4 .1
Real Estate 2 .6
Materials 2 .3
Energy 2 .0
Utilities 1 .0
Investment Company 0 .4
Securities Lending Reinvestment Vehicle 0 .5
TOTAL INVESTMENTS
100 .0%

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.9%
Brazil – 4.9%
51,563 Caixa Seguridade Participacoes
SA (Insurance) $ 147,058
287 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 491,289
14,919 NU Holdings Ltd., Class A
(Banks)* 128,453
23,300 Rumo SA (Transportation) 108,449
44,300 TIM SA (Telecommunication
Services) 155,046
8,000 Vivara Participacoes SA
(Consumer Durables & Apparel) 54,578
1,084,873
China – 24.6%
78,527 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 704,307
24,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 204,259
13,000 BYD Co. Ltd., Class H
(Automobiles & Components) 291,072
101,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 370,007
32,299 China Yangtze Power Co. Ltd.,
Class A (Utilities) 109,696
8,960 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 189,092
11,251 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 159,427
17,100 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 138,584
30,400 NARI Technology Co. Ltd.,
Class A (Capital Goods) 88,795
9,700 NetEase, Inc. (Media &
Entertainment) 188,550
128,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 159,215
58,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 243,805
4,500 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 168,235
20,100 Shenzhou International Group
Holdings Ltd. (Consumer
Durables & Apparel) 178,999
12,000 Silergy Corp. (Semiconductors
& Semiconductor Equipment) 147,681
36,900 Tencent Holdings Ltd. (Media
& Entertainment) 1,280,848
94,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 165,954
12,900 Will Semiconductor Co.
Ltd. Shanghai, Class
A (Semiconductors &
Semiconductor Equipment) 154,991
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,300 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
$ 85,104
138,800 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 207,465
39,550 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Capital Goods) 115,538
8,000 Zhongji Innolight Co. Ltd.,
Class A (Technology Hardware
& Equipment) 113,940
5,465,564
Egypt – 0.5%
88,619 Commercial International Bank
- Egypt (CIB), GDR (Banks) 104,570
Greece – 2.5%
8,669 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 243,583
41,718 National Bank of Greece SA
(Banks)* 317,186
560,769
Hong Kong – 0.5%
3,567 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 108,147
India – 20.5%
4,050 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 309,679
27,814 Axis Bank Ltd. (Banks) 357,613
1,646 Bajaj Finance Ltd. (Financial
Services) 136,242
37,411 Crompton Greaves Consumer
Electricals Ltd. (Consumer
Durables & Apparel) 136,616
7,147 Godrej Properties Ltd.
(Real Estate Management &
Development)* 204,198
56,107 ICICI Bank Ltd. (Banks) 694,893
2,821 Info Edge India Ltd. (Media &
Entertainment) 170,804
16,999 Infosys Ltd. ADR (Software &
Services) 337,600
60,554 Jio Financial Services Ltd.
(Financial Services)* 180,797
16,681 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
282,054
17,395 Sona Blw Precision Forgings
Ltd. (Automobiles &
Components)
(a)
129,473
17,117 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 292,425

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
54,327 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) $ 731,600
347,964 Zomato Ltd. (Consumer
Services)* 584,628
4,548,622
Indonesia – 3.0%
712,400 Bank BTPN Syariah Tbk PT
(Banks) 71,782
988,800 Bank Central Asia Tbk PT
(Banks) 598,250
670,032
Mexico – 4.5%
57,500 Alsea SAB de CV (Consumer
Services)* 224,702
24,399 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 277,226
47,200 Banco del Bajio SA (Banks)
(a)
179,569
34,063 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 140,376
46,201 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 190,881
1,012,754
Peru – 0.7%
1,057 Credicorp Ltd. (Banks) 156,890
Philippines – 1.4%
42,110 BDO Unibank, Inc. (Banks) 108,403
10,250 Jollibee Foods Corp. (Consumer
Services) 46,248
1,046,300 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
163,743
318,394
Romania – 0.5%
4,286 Societatea De Producere
A Energiei Electrice in
Hidrocentrale Hidroelectrica SA
(Utilities)* 115,878
Russia – 0.0%
96,162 Detsky Mir PJSC (Consumer
Discretionary Distribution &
Retail)*
(a)(b)
—
16,753 Renaissance Insurance Group
JSC (Insurance)
(b)
—
—
Saudi Arabia – 2.3%
16,815 Alinma Bank (Banks) 185,205
5,179 Co. for Cooperative Insurance
(The) (Insurance) 169,208
3,330 Etihad Etisalat Co.
(Telecommunication Services) 46,264
10,213 Saudi National Bank (The)
(Banks) 110,296
510,973
Shares Description Value
a
Common Stocks – (continued)
South Africa – 2.1%
20,953 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) $ 336,793
199,575 Old Mutual Ltd. (Insurance) 132,813
469,606
South Korea – 11.8%
3,861 KB Financial Group, Inc.
(Banks) 163,852
3,806 Kia Corp. (Automobiles &
Components)* 292,343
3,339 LG Electronics, Inc. (Consumer
Durables & Apparel) 232,743
1,306 NAVER Corp. (Media &
Entertainment) 194,754
462 NCSoft Corp. (Media &
Entertainment)* 68,186
1,350 Orion Corp. (Food, Beverage &
Tobacco) 93,373
26,658 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 1,448,511
466 Samsung SDI Co. Ltd.
(Technology Hardware &
Equipment) 129,326
2,623,088
Taiwan – 17.2%
40,731 Chailease Holding Co. Ltd.
(Financial Services) 225,467
27,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 241,612
16,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 493,722
13,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 138,975
115,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,302,128
30,000 Unimicron Technology Corp.
(Technology Hardware &
Equipment) 168,308
159,000 United Microelectronics
Corp. (Semiconductors &
Semiconductor Equipment) 247,668
3,817,880
United Arab Emirates – 0.9%
71,650 Abu Dhabi Commercial Bank
PJSC (Banks) 175,567
5,665 Abu Dhabi Islamic Bank PJSC
(Banks) 17,275
192,842
TOTAL COMMON STOCKS
(Cost $20,283,763)
21,760,882

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Description Rate Value
a
Preferred Stock – 1.0%
Brazil – 1.0%
33,700 Itau Unibanco
Holding SA
(Banks)
(Cost $170,685)
3.83% $ 222,970
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
168,282 5.223% 168,282
(Cost $168,282)
TOTAL INVESTMENTS – 99.7%
(Cost $20,622,730)
$ 22,152,134
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
56,084
NET ASSETS – 100.0%
$ 22,208,218
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 26.1%
Financials 25.9
Consumer Discretionary 18.5
Communication Services 9.5
Consumer Staples 8.1
Health Care 3.9
Industrials 3.0
Real Estate 2.3
Utilities 1.0
Materials 0.9
Investment Company 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 97.8%
Denmark – 3.2%
305,796 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 34,953,848
Finland – 2.6%
829,461 Neste OYJ (Energy) 28,595,308
France – 5.5%
533,527 BNP Paribas SA (Banks) 35,844,594
194,493 Vinci SA (Capital Goods) 24,568,829
60,413,423
Germany – 2.9%
872,663 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 31,814,625
Hong Kong – 2.9%
4,063,600 AIA Group Ltd. (Insurance) 31,868,458
Japan – 19.5%
193,300 Hoya Corp. (Health Care
Equipment & Services) 24,554,742
63,400 Keyence Corp. (Technology
Hardware & Equipment) 28,365,025
1,230,400 Nomura Research Institute Ltd.
(Software & Services) 37,629,975
1,892,500 ORIX Corp. (Financial
Services) 36,542,792
671,300 Shiseido Co. Ltd. (Household &
Personal Products) 18,713,623
721,000 Sumitomo Mitsui Financial
Group, Inc. (Banks) 37,501,647
1,018,673 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 29,939,288
213,247,092
Netherlands – 4.6%
513,476 Aalberts NV (Capital Goods) 20,420,091
1,041,991 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 29,304,110
49,724,201
Spain – 9.9%
3,082,096 Banco Bilbao Vizcaya
Argentaria SA (Banks) 28,846,718
982,317 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
37,797,005
3,428,911 Iberdrola SA (Utilities) 41,287,420
56,049 Iberdrola SA (Utilities)* 674,884
108,606,027
Sweden – 2.4%
2,432,297 Hexagon AB, Class B
(Technology Hardware &
Equipment) 26,545,087
Shares Description Value
a
Common Stocks – (continued)
Switzerland – 14.4%
412,081 DSM-Firmenich AG (Materials) $ 43,569,559
75,600 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 36,961,274
995,313 UBS Group AG (Financial
Services) 29,792,327
92,026 Zurich Insurance Group AG
(Insurance) 46,757,445
157,080,605
Taiwan – 3.1%
304,041 Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 34,344,471
United Kingdom – 14.7%
334,923 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 44,403,070
408,402 Compass Group PLC
(Consumer Services) 11,248,941
5,819,419 DS Smith PLC (Materials) 20,749,703
460,871 Reckitt Benckiser Group
PLC (Household & Personal
Products) 33,321,407
530,981 RELX PLC (Commercial &
Professional Services) 21,915,766
5,653,227 Rentokil Initial PLC
(Commercial & Professional
Services) 29,112,727
160,751,614
United States – 12.1%
810,000 Experian PLC (Commercial &
Professional Services) 33,714,168
117,666 Ferguson PLC (Capital Goods) 22,001,859
378,162 Nestle SA (Food, Beverage &
Tobacco) 43,091,790
171,384 Schneider Electric SE (Capital
Goods) 33,668,434
132,476,251
TOTAL COMMON STOCKS
(Cost $997,203,147)
1,070,421,010

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 7.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
76,807,272 5.223% $ 76,807,272
(Cost $76,807,272)
TOTAL INVESTMENTS – 104.8%
(Cost $1,074,010,419)
$ 1,147,228,282
LIABILITIES IN EXCESS OF OTHER ASSETS
– (4.8)%
(52,849,074)
NET ASSETS – 100.0%
$ 1,094,379,208
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt f rom registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 21.5%
Industrials 16.2
Health Care 14.9
Information Technology 13.8
Consumer Staples 10.8
Investment Company 6.7
Materials 5.6
Utilities 3.7
Communication Services 3.3
Energy 2.5
Consumer Discretionary 1.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
January 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 96.9%
Australia – 5.3%
628,639 Rio Tinto PLC (Materials) $ 43,514,073
2,495,763 Transurban Group
(Transportation) 21,925,875
65,439,948
Denmark – 2.2%
235,596 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 26,929,674
Finland – 1.8%
1,865,454 Nordea Bank Abp (Banks) 22,989,646
France – 8.7%
622,954 BNP Paribas SA (Banks) 41,852,677
209,670 Gecina SA REIT (Equity
Real Estate Investment Trusts
(REITs)) 23,123,818
342,780 Vinci SA (Capital Goods) 43,300,804
108,277,299
Italy – 4.5%
3,960,374 Enel SpA (Utilities) 27,023,143
1,000,024 UniCredit SpA (Banks) 29,292,776
56,315,919
Japan – 9.7%
2,053,700 ORIX Corp. (Financial
Services) 39,655,447
539,800 Sumitomo Mitsui Financial
Group, Inc. (Banks) 28,076,822
760,200 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 22,342,642
165,000 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 30,619,455
120,694,366
Netherlands – 10.1%
1,245,001 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 35,013,399
10,713,074 Koninklijke KPN NV
(Telecommunication Services) 36,443,141
1,764,153 Shell PLC (Energy) 54,692,894
126,149,434
Singapore – 3.6%
962,800 DBS Group Holdings Ltd.
(Banks) 22,804,209
3,142,400 Singapore Exchange Ltd.
(Financial Services) 21,942,249
44,746,458
Spain – 3.2%
3,269,680 Iberdrola SA (Utilities)
(a)
39,370,124
Switzerland – 5.2%
241,184 DSM-Firmenich AG (Materials) 25,500,522
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
77,087 Zurich Insurance Group AG
(Insurance) $ 39,167,096
64,667,618
Taiwan – 3.4%
2,143,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 42,899,645
United Kingdom – 22.6%
302,238 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 40,069,792
7,849,680 BP PLC (Energy) 45,845,440
637,764 Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 43,941,940
10,784,456 DS Smith PLC (Materials) 38,453,025
4,857,192 HSBC Holdings PLC (Banks) 37,923,546
2,220,903 National Grid PLC (Utilities) 29,580,464
308,965 Reckitt Benckiser Group
PLC (Household & Personal
Products) 22,338,460
464,863 Unilever PLC (Household &
Personal Products) 22,620,363
280,773,030
United States – 16.6%
173,676 Ferguson PLC (Capital Goods) 32,474,928
390,049 Nestle SA (Food, Beverage &
Tobacco) 44,446,320
111,680 Roche Holding AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 31,797,122
293,629 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 29,405,650
147,343 Schneider Electric SE (Capital
Goods) 28,945,573
349,707 Swiss Re AG (Insurance) 40,041,632
207,111,225
TOTAL COMMON STOCKS
(Cost $1,110,630,114)
1,206,364,386
Shares Dividend Rate Value
aa a
Investment Company – 2.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
33,884,633 5.223% 33,884,633
(Cost $33,884,633)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,144,514,747)
1,240,249,019

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
a a a a
Goldman Sachs Financial Square Government
Fund – Institutional Shares
744,325 5.223% $ 744,325
(Cost $744,325)
TOTAL INVESTMENTS – 99.7%
(Cost $1,145,259,072)
$ 1,240,993,344
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
3,485,339
NET ASSETS – 100.0%
$ 1,244,478,683
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 26.1%
Consumer Staples 13.6
Health Care 12.1
Industrials 10.2
Materials 8.7
Energy 8.1
Utilities 7.7
Information Technology 5.9
Communication Services 2.9
Investment Company 2.7
Real Estate 1.9
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
January 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.
ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31,
2024:
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,741,980 $ 32,315,890 $ —
Investment Company 1,571,025 — —
Total
$ 3,313,005 $ 32,315,890 $ —
€ 1.00 € 1.00 € 1.00
Emerging Markets Equity ex. China Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 146,500 $ 77,521 $ —
Asia 485,220 7,552,904 —
Europe 84,323 425,371 —
North America 626,641 — —
South America 944,021 86,012 —
Investment Company 135,650 — —
Total
$ 2,422,355 $ 8,141,808 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 26,565,845 $ 24,266,720 $ —
Asia 124,867,414 2,001,727,098 —
Europe 21,188,955 89,315,519 —
North America 119,645,233 16,514,190 —
South America 177,669,347 21,449,516 —
Investment Company 10,272,803 — —
Securities Lending Reinvestment Vehicle 12,758,800 — —
Total
$ 492,968,397 $ 2,153,273,043 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
ESG Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 336,793 $ 237,383 $ —
Asia 1,017,906 17,237,636 —
Europe 243,583 433,064 —
North America 1,012,754 — —
South America 1,241,763 222,970 —
Investment Company 168,282 — —
Total
$ 4,021,081 $ 18,131,053 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income
Funds (in this section, the “Funds”) may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 34,344,471 $ 245,115,550 $ —
Europe — 658,484,738 —
North America — 132,476,251 —
Investment Company 76,807,272 — —
Total
$ 111,151,743 $ 1,036,076,539 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 208,340,469 $ —
Europe 43,941,940 681,530,804 —
North America — 207,111,225 —
Oceania — 65,439,948 —
Investment Company 33,884,633 — —
Securities Lending Reinvestment Vehicle 744,325 — —
Total
$ 78,570,898 $ 1,162,422,446 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).
Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict.
For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/
or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
January 31, 2024 (Unaudited)
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)